Loan payable due to Eagle JV partner (Details Narrative) - USD ($)	1 Months Ended
	Jul. 17, 2020	Sep. 30, 2024	Sep. 30, 2023
Description of membership agreement	the Company is obliged to repay 1/3 of the loan contributed by Eagle or 1/3 of the capital paid by Eagle
Loan Payable		$ 442,251	$ 442,251
Profit sharing for each member, percentage	33.30%
HIE [Member]
Investment in HIE		$ 0
Percentage of contingent liablility to repay origination loan and additional contribution	33.30%